Summary of significant accounting policies - Disclosure of lease adoption (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Oct. 01, 2019	Sep. 30, 2019	Sep. 30, 2018
Assets
Accounts receivable	$ 1,219,302	$ 1,360,409	$ 1,357,090
Prepaid expenses and other current assets	160,406	165,817	172,182
Property, plant and equipment	372,946	375,798	397,661
Right-of-use assets	666,865	701,346	0
Other long-term assets	163,739	181,087	180,480
Deferred tax assets	113,484	115,317	100,539
Other assets		10,413,794	10,413,794
Total assets	15,550,358	13,313,568	12,621,746
Liabilities
Accounts payable and accrued liabilities	1,025,963	1,100,858	1,108,895
Provisions	175,632	69,786	73,509
Current portion of long-term debt	310,764	99,425	113,511
Current portion of lease liabilities	178,720	172,402	0
Long-term provisions	23,888	22,682	24,946
Long-term debt	3,276,331	2,201,443	2,217,696
Long-term lease liabilities	697,650	739,123	0
Other long-term liabilities	185,374	148,737	213,392
Deferred tax liabilities	158,341	161,453	178,265
Other liabilities		1,807,429	1,807,429
Total liabilities	8,286,198	6,523,338	5,737,643
Equity
Retained earnings	4,703,642	4,463,982	4,557,855
Other Equity		2,326,248	2,326,248
Total equity	7,264,160	6,790,230	6,884,103	$ 6,684,807
Total equity and liabilities	$ 15,550,358	13,313,568	$ 12,621,746
IFRS 16 adoption
Assets
Accounts receivable		3,319
Prepaid expenses and other current assets		(6,365)
Property, plant and equipment		(21,863)
Right-of-use assets		701,346
Other long-term assets		607
Deferred tax assets		14,778
Other assets		0
Total assets		691,822
Liabilities
Accounts payable and accrued liabilities		(8,037)
Provisions		(3,723)
Current portion of long-term debt		(14,086)
Current portion of lease liabilities		172,402
Long-term provisions		(2,264)
Long-term debt		(16,253)
Long-term lease liabilities		739,123
Other long-term liabilities		(64,655)
Deferred tax liabilities		(16,812)
Other liabilities		0
Total liabilities		785,695
Equity
Retained earnings		(93,873)
Other Equity		0
Total equity		(93,873)
Total equity and liabilities		$ 691,822